Finance expense (Tables)	6 Months Ended
Jun. 30, 2026
Finance Cost [Abstract]
Schedule Of Finance Cost Explanatory

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands)
	£	£	£	£
Revaluation loss from derivative financial instruments	—	(12,648)	—	(12,648)